Net Sales by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales:
Net sales	$ 273,986	$ 284,155	$ 263,118	$ 277,786	$ 249,711	$ 249,811	$ 233,559	$ 242,527	$ 240,076	$ 838,910	$ 790,615	$ 1,074,770	$ 965,973	$ 946,126
United States
Net sales:
Net sales	209,314		198,643							632,261	583,193	795,471	718,601	704,954
Other Europe, Middle East, and Africa
Net sales:
Net sales	29,729		30,533							98,146	98,967	109,768	98,502	110,140
Germany
Net sales:
Net sales	19,790		20,712							64,209	68,203	90,000	74,441	74,185
Australia And Asia Pacific
Net sales:
Net sales	6,506		5,708							19,418	17,333
Canada
Net sales:
Net sales	6,301		5,605							18,264	16,909
Latin America
Net sales:
Net sales	2,346		1,917							6,612	6,010
Asia Pacific
Net sales:
Net sales												8,952	20,426	15,541
Other
Net sales:
Net sales												$ 70,579	$ 54,003	$ 41,306